Balance Sheet Components - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Advances to suppliers	—	2,486
Prepaid insurance	780	1,343
Other prepaid expenses	1,380	3,307
Total prepaid expenses and other current assets	$2,160	$7,136

Schedule of Property, Plant, and Equipment
Property and equipment, net as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Furniture and fixtures	$—	$321
Computers and network equipment	—	251
Lab equipment	—	12,521
Leasehold improvements	—	304
Construction-in-progress	—	12,440
Total property and equipment	—	25,837
Less: accumulated depreciation	—	(3,207)
Total property and equipment, net	$—	$22,630
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Lab equipment	5 years
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Office equipment	$46	$64
Leasehold improvements	—	$12
Lab equipment	5	5
Property and equipment, gross	51	81
Less: accumulated depreciation	(12)	(27)
Property and equipment, net	$39	$54

Schedule of Accrued Liabilities
Accrued expenses as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Professional fees	$1,029	$367
Early exercise liability	21	150
Other accrued expenses	143	1,354
Accrued employee termination benefits	1,535	—
Total accrued expenses and other current liabilities	$2,728	$1,871
Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2022	2023
Accrued research and development expense	$3,192	$10,289
Accrued payroll and related benefits	875	1,998
Income taxes payable	347	—
Operating lease liability, current portion	103	137
Other accrued liabilities	227	379
Total accrued liabilities	$4,744	$12,803